RESTRICTED NET ASSETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
Restricted cash, paid up capital and statutory reserves of the Company's PRC subsidiaries and VIEs included in restricted amounts	$ 161.4	$ 153.4